UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC  20549
                                    Form 13F
                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:     9/30/00

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Harleysville Group Inc.
Address:     355 Maple Avenue
             Harleysville, PA  19438-2297

Form 13F File Number:  28- 4718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark R. Cummins
Title:  Executive Vice President & Treasurer
Phone:  215-256-5025

Signature, Place, and Date of Signing:

      /s/Mark R. Cummins    Harleysville, PA    November 14, 2000
         [Signature]        [City, State]       [Date]

Report Type (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]  13F  NOTICE.   (Check here if no holdings reported are in this report,  and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number     Name

     28-
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           1

Form 13F Information Table Entry Total:     51

Form 13F Information Table Value Total:  $558,178



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

   No.       Form 13F File Number       Name

     1       28-4718               Harleysville Asset Management L.P.
   [Repeat as necessary]

HARLEYSVILLE GROUP INC.
SEPTEMBER 30, 2000
FORM 13F INFORMATION TABLE


COLUMN 1                   COLUMN 2        COLUMN 3       COLUMN 4  COLUMN 5            COLUMN 6    COLUMN 7  COLUMN 8
                                                          VALUE     SHARES/  SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS  CUSIP          (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANGERS   SOLE  SHARED  NONE
---------------            --------------  -----------    --------  -------  ---  ----  ----------  --------  ------------------

AT&T CORPORATION           COM             001957-10-9    8,445     287,500  SH         SOLE        N/A       287,500
AMERICA ONLINE INC         COM             02364J-10-4    3,967      73,820  SH         SOLE        N/A        73,820
AMERICAN HOME PRODUCTS     COM             026609-10-7    6,002     106,095  SH         SOLE        N/A       106,095
AMERICAN INTL GROUP INC    COM             026874-10-7   17,299     180,790  SH         SOLE        N/A       180,790
AMGEN INC                  COM             031162-10-0    5,287      75,730  SH         SOLE        N/A        75,730
BANK ONE CORP              COM             06423A-10-3    8,042     208,265  SH         SOLE        N/A       208,265
BANKAMERICA CORP NEW       COM             066050-10-5    6,891     131,582  SH         SOLE        N/A       131,582
BRISTOL MYERS SQUIBB CO    COM             110122-10-8    7,577     132,630  SH         SOLE        N/A       132,630
CHUBB CORPORATION          COM             171232-10-1    9,628     121,675  SH         SOLE        N/A       121,675
CICSO SYSTEMS INC          COM             17275R-10-2   27,076     490,066  SH         SOLE        N/A       490,066
CITIGROUP INC              COM             172967-10-1   15,731     290,985  SH         SOLE        N/A       290,985
DELL COMPUTER CORP         COM             247025-10-9   13,227     429,260  SH         SOLE        N/A       429,260
DISNEY (WALT) COMPANY      COM             254687-10-6    9,925     259,480  SH         SOLE        N/A       259,480
EMC CORPORATION            COM             268648-10-2   37,983     383,160  SH         SOLE        N/A       383,160
EXXON MOBIL CORPORATION    COM             302290-10-1    7,438      83,448  SH         SOLE        N/A        83,448
FEDERAL NATNL MORTG ASSN   COM             313586-10-9   10,319     144,310  SH         SOLE        N/A       144,310
FIRST UNION CORPORATION    COM             337358-10-5    5,539     172,070  SH         SOLE        N/A       172,070
GENERAL ELECTRIC COMPANY   COM             369604-10-3   23,884     414,035  SH         SOLE        N/A       414,035
GILLETTE CO                COM             375766-10-2    5,996     194,210  SH         SOLE        N/A       194,210
HALLIBURTON COMPANY        COM             406216-10-1   16,521     337,605  SH         SOLE        N/A       337,605
HARLEYSVILLE NATNL CORP    COM             412850-10-9    3,055      93,297  SH         SOLE        N/A        93,297
HARLEYSVILLE SAVINGS ASSN  COM             412856-10-6    1,077      74,249  SH         SOLE        N/A        74,249
HEALTHSOUTH CORP           COM             421924-10-1    5,793     713,015  SH         SOLE        N/A       713,015
HEALTH MANAGEMENT ASSOC    CLA             421933-10-2   15,587     748,923  SH         SOLE        N/A       748,923
INTEL CORPORATION          COM             458140-10-0   19,450     467,960  SH         SOLE        N/A       467,960
IBM CORPORATION            COM             459200-10-1   13,146     116,850  SH         SOLE        N/A       116,850
IVY INTERNATIONAL FUND     CLA             465897-50-2    7,748     211,973  SH         SOLE        N/A       211,973
JOHNSON & JOHNSON          COM             478160-10-4   10,763     114,585  SH         SOLE        N/A       114,585
LUCENT TECHNOLOGIES INC    COM             549463-10-7    7,035     230,182  SH         SOLE        N/A       230,182
MCDONALDS CORPORATION      COM             580135-10-1    8,273     274,070  SH         SOLE        N/A       274,070
MEDTRONIC INC              COM             585055-10-6    9,871     190,490  SH         SOLE        N/A       190,490
MERCK & CO INC             COM             589331-10-7    9,626     129,310  SH         SOLE        N/A       129,310
MICROSOFT CORPORATION      COM             594918-10-4   17,413     288,710  SH         SOLE        N/A       288,710
MORGAN (JP) & CO INC       COM             616880-10-0   10,857      66,460  SH         SOLE        N/A        66,460
PFIZER INC                 COM             717081-10-3   15,508     345,104  SH         SOLE        N/A       345,104
PROCTER & GAMBLE CO        COM             742718-10-9    7,240     108,050  SH         SOLE        N/A       108,050
QWEST COMMUNICATIONS
 INTL INC                  COM             749121-10-9    7,302     151,930  SH         SOLE        N/A       151,930
ROYAL DUTCH PETROLEUM CO   COM             780257-70-5    5,072      84,610  SH         SOLE        N/A        84,610
SBC COMMUNICATIONS INC     COM             845333-10-3   15,359     307,175  SH         SOLE        N/A       307,175
SCHERING PLOUGH CORP       COM             806605-10-1    8,866     190,650  SH         SOLE        N/A       190,650
SCHLUMBERGER LTD           COM             806857-10-8    7,785      94,595  SH         SOLE        N/A        94,595
SOLECTRON CORPORATION      COM             834182-10-7   12,360     267,963  SH         SOLE        N/A       267,963
STAPLES INC                COM             855030-10-2    9,262     652,873  SH         SOLE        N/A       652,873
SUN MICROSYSTEMS INC       COM             866810-10-4    6,887      58,990  SH         SOLE        N/A        58,990
TIME WARNER INC            COM             887315-10-9   10,595     135,400  SH         SOLE        N/A       135,400
TYCO INTL LTD (NEW)        COM             902124-10-6   10,031     193,370  SH         SOLE        N/A       193,370
VANGUARD INTL GROWTH       INTL GRWTH FD   921910-20-4    3,585     172,462  SH         SOLE        N/A       172,462
WALGREEN COMPANY           COM             931422-10-9   15,999     421,750  SH         SOLE        N/A       421,750
WELLS FARGO & CO (NEW)     COM             949746-10-1   11,604     252,610  SH         SOLE        N/A       252,610
WILLIAMS COMPANIES         COM             969457-10-0    9,992     236,490  SH         SOLE        N/A       236,490
WORLDCOM INC GA (NEW)      COM             55268B-10-6   14,260     469,481  SH         SOLE        N/A       469,481
